PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2013
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

6.                      PREMISES AND EQUIPMENT

Premises and equipment at September 30, 2013 and 2012 are summarized as follows:

	2013	2012

Land	$5,578,914	$5,578,914
Office buildings and improvements	16,194,896	16,120,660
Furniture and equipment	13,177,233	12,742,901
	34,951,043	34,442,475
Less accumulated depreciation	(17,091,930)	(16,026,498)

Total	$17,859,113	$18,415,977

Depreciation expense on premises and equipment totaled $2.0 million for each of the years ended September 30, 2013, 2012 and 2011.

Certain facilities of the Company are leased under various operating leases.  Rent expense for the fiscal years ended September 30, 2013, 2012 and 2011 totaled $1.4 million, $1.0 million, and $849,000, respectively. At September 30, 2013, future minimum rental commitments under non-cancelable leases are as follows:

Due in years ending September 30,
2014	$1,342,719
2015	1,390,844
2016	1,099,365
2017	963,265
2018	625,569
Thereafter	1,049,717
Total	$6,471,479